NATURE OF BUSINESS AND GOING CONCERN (Details 1)	12 Months Ended
Sep. 30, 2022
Date of Incorporation	Aug. 08, 1997
Dagola Inc [Member]
Principal Activities	Cooking oil distribution
Nature of company	Subsidiary
Date of Incorporation	Jan. 28, 2022
State of Incorporation	U.S.
Percentage of Interest	100.00%